Other non-current assets	12 Months Ended
Dec. 31, 2015
Other non-current assets [Abstract]
Other non-current assets
14.	Other non-current assets

	December 31,
	2014	2015
	RMB	RMB

Prepayment for acquiring a land use right	-	1,860,525
Prepayments of exclusive license fees	31,189	69,983
Unamortized convertible bonds issuance cost	42,275	25,284
Prepayment for acquiring an office building	481,047	20,000
Others	6,460	9,922

Total	560,971	1,985,714